Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	134,392	5,029
Regulatory liabilities, natural gas derivative contracts	88,115	21,653
Gas swap contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	1,555
Regulatory liabilities, natural gas derivative contracts	90
Gas options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	106
Regulatory liabilities, natural gas derivative contracts	57